Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Foreign currency exchange rates (Details)	12 Months Ended
Dec. 31, 2019
MXN
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.99%
Change in average foreign currency exchange rate (as a percent)	5.29%
USD
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.92%
Change in average foreign currency exchange rate (as a percent)	5.41%
BRL
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(1.59%)
Change in average foreign currency exchange rate (as a percent)	(2.62%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(35.89%)
GBP
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.14%
Change in average foreign currency exchange rate (as a percent)	0.85%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(6.04%)
Change in average foreign currency exchange rate (as a percent)	(3.68%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.05%
Change in average foreign currency exchange rate (as a percent)	(0.85%)